Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	0000875610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000010979 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund
Class Name	Class A
Trading Symbol	DEMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$114	1.41%
^	Annualized.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 14,436,616,052
Holdings Count | Holding	108	[2]
Advisory Fees Paid, Amount	$ 51,718,214
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$14,436,616,052
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$51,718,214
Portfolio turnover rate	1%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	63.07%
Taiwan	17.29%
China	5.09%
India	4.60%
Brazil	2.57%
Mexico	1.85%
Türkiye	0.46%
Peru	0.44%
Indonesia	0.35%
Argentina	0.35%

Sector allocation*
Information Technology	44.52%
Industrials	34.24%
Energy	3.78%
Communication Services	3.57%
Financials	3.03%
Consumer Discretionary	2.89%
Consumer Staples	1.79%
Materials	1.51%
Healthcare	1.01%
Utilities	0.25%
Real Estate	0.21%

Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
**  Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000171463 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund
Class Name	Class R6
Trading Symbol	DEMZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$86	1.06%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.06%	[3]
Net Assets	$ 14,436,616,052
Holdings Count | Holding	108	[4]
Advisory Fees Paid, Amount	$ 51,718,214
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$14,436,616,052
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$51,718,214
Portfolio turnover rate	1%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	63.07%
Taiwan	17.29%
China	5.09%
India	4.60%
Brazil	2.57%
Mexico	1.85%
Türkiye	0.46%
Peru	0.44%
Indonesia	0.35%
Argentina	0.35%

Sector allocation*
Information Technology	44.52%
Industrials	34.24%
Energy	3.78%
Communication Services	3.57%
Financials	3.03%
Consumer Discretionary	2.89%
Consumer Staples	1.79%
Materials	1.51%
Healthcare	1.01%
Utilities	0.25%
Real Estate	0.21%

Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
**  Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000010981 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund
Class Name	Class C
Trading Symbol	DEMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$174	2.16%
^	Annualized.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	2.16%	[5]
Net Assets	$ 14,436,616,052
Holdings Count | Holding	108	[6]
Advisory Fees Paid, Amount	$ 51,718,214
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$14,436,616,052
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$51,718,214
Portfolio turnover rate	1%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	63.07%
Taiwan	17.29%
China	5.09%
India	4.60%
Brazil	2.57%
Mexico	1.85%
Türkiye	0.46%
Peru	0.44%
Indonesia	0.35%
Argentina	0.35%

Sector allocation*
Information Technology	44.52%
Industrials	34.24%
Energy	3.78%
Communication Services	3.57%
Financials	3.03%
Consumer Discretionary	2.89%
Consumer Staples	1.79%
Materials	1.51%
Healthcare	1.01%
Utilities	0.25%
Real Estate	0.21%

Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
**  Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000031063 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund
Class Name	Class R
Trading Symbol	DEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$134	1.66%
^	Annualized.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.66%	[7]
Net Assets	$ 14,436,616,052
Holdings Count | Holding	108	[8]
Advisory Fees Paid, Amount	$ 51,718,214
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$14,436,616,052
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$51,718,214
Portfolio turnover rate	1%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	63.07%
Taiwan	17.29%
China	5.09%
India	4.60%
Brazil	2.57%
Mexico	1.85%
Türkiye	0.46%
Peru	0.44%
Indonesia	0.35%
Argentina	0.35%

Sector allocation*
Information Technology	44.52%
Industrials	34.24%
Energy	3.78%
Communication Services	3.57%
Financials	3.03%
Consumer Discretionary	2.89%
Consumer Staples	1.79%
Materials	1.51%
Healthcare	1.01%
Utilities	0.25%
Real Estate	0.21%

Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
**  Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
**Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000010982 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	DEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Emerging Markets Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$94	1.16%
^	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.16%	[9]
Net Assets	$ 14,436,616,052
Holdings Count | Holding	108	[10]
Advisory Fees Paid, Amount	$ 51,718,214
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$14,436,616,052
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$51,718,214
Portfolio turnover rate	1%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	63.07%
Taiwan	17.29%
China	5.09%
India	4.60%
Brazil	2.57%
Mexico	1.85%
Türkiye	0.46%
Peru	0.44%
Indonesia	0.35%
Argentina	0.35%

Sector allocation*
Information Technology	44.52%
Industrials	34.24%
Energy	3.78%
Communication Services	3.57%
Financials	3.03%
Consumer Discretionary	2.89%
Consumer Staples	1.79%
Materials	1.51%
Healthcare	1.01%
Utilities	0.25%
Real Estate	0.21%

Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
**  Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	29.50%
SK hynix**	18.55%
Taiwan Semiconductor Manufacturing	13.28%
Samsung Electronics	7.58%
Samsung C&T	4.01%
MediaTek	3.72%
Reliance Industries	2.02%
Alibaba Group Holding ADR	1.74%
Samsung Electronics	1.10%
Tencent Holdings	1.01%
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.